Annual Total Returns - FidelityDividendGrowthFund-RetailPRO - FidelityDividendGrowthFund-RetailPRO - Fidelity Dividend Growth Fund - Fidelity Dividend Growth Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return 2013	31.61%
Annual Return 2014	11.87%
Annual Return 2015	(0.63%)
Annual Return 2016	8.05%
Annual Return 2017	20.14%
Annual Return 2018	(7.23%)
Annual Return 2019	28.73%
Annual Return 2020	2.20%
Annual Return 2021	28.03%
Annual Return 2022	(11.70%)